Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Clawback Policy. The Company has adopted a policy that complies with the SEC and NYSE rules that require listed companies to implement policies for the recovery of erroneously awarded incentive compensation.